Annual Total Returns - FidelityAdvisorFloatingRateHighIncomeFund-RetailPRO - FidelityAdvisorFloatingRateHighIncomeFund-RetailPRO - Fidelity Advisor Floating Rate High Income Fund - Fidelity Floating Rate High Income Fund
Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	0.41%
Annual Return 2015	(1.17%)
Annual Return 2016	9.92%
Annual Return 2017	3.90%
Annual Return 2018	0.07%
Annual Return 2019	8.60%
Annual Return 2020	1.67%
Annual Return 2021	5.55%
Annual Return 2022	(0.33%)
Annual Return 2023	12.55%